Schedule of Investments (unaudited)	iShares® MSCI Peru and Global Exposure ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 26.4%
Banco BBVA Peru SA	6,294,993	$2,449,184
Banco de Credito del Peru SA, Class C	264,943	226,778
Credicorp Ltd.	172,424	28,505,136
Intercorp Financial Services Inc.	96,173	2,314,884
		33,495,982
Broadline Retail — 2.4%
Falabella SA(a)	992,392	3,006,331

Construction Materials — 1.8%
Cementos Pacasmayo SAA	2,017,187	2,300,346

Consumer Staples Distribution & Retail — 2.4%
InRetail Peru Corp.(b)	99,411	3,111,564

Diversified Consumer Services — 2.3%
Laureate Education Inc.	187,957	2,943,407

Electric Utilities — 2.2%
Interconexion Electrica SA ESP	575,646	2,851,916

Food Products — 4.4%
Alicorp SAA(a)	2,594,950	4,316,968
Casa Grande SAA	420,272	1,256,243
		5,573,211
Metals & Mining — 48.4%
Cia. de Minas Buenaventura SAA, ADR	308,640	5,524,656
Corp. Aceros Arequipa SA, NVS	2,301,593	623,746
Fortuna Silver Mines Inc.(a)	624,533	3,913,212
Hochschild Mining PLC(a)	2,321,692	5,572,158
MMG Ltd.(a)	6,716,000	3,286,938
Pan American Silver Corp.	164,424	3,620,356
Sociedad Minera Cerro Verde SAA	113,854	4,611,087
Southern Copper Corp.	226,989	26,927,705
Triple Flag Precious Metals Corp.	194,946	3,219,659
Volcan Cia. Minera SAA, Class B, NVS(a)	24,812,034	1,198,376
Security	Shares	Value

Metals & Mining (continued)
Wheaton Precious Metals Corp.	54,874	$3,005,499
		61,503,392
Professional Services — 1.8%
Inversiones Portuarias Chancay SAA, NVS(a)	23,663,190	2,222,283

Real Estate Management & Development — 2.2%
Parque Arauco SA	1,689,910	2,749,111

Trading Companies & Distributors — 2.4%
Ferreycorp SAA	4,114,178	3,091,001

Wireless Telecommunication Services — 1.7%
Empresa Nacional de Telecomunicaciones SA	688,772	2,217,101

Total Long-Term Investments — 98.4%
(Cost: $114,211,763)		125,065,645

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(c)(d)	200,000	200,000

Total Short-Term Securities — 0.2%
(Cost: $90,000)		200,000

Total Investments — 98.6%
(Cost: $114,301,763)		125,265,645

Other Assets Less Liabilities — 1.4%		1,787,475

Net Assets — 100.0%		$127,053,120

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$450,000	$—	$(250,000	)(a)	$—	$—	$200,000	200,000	$11,136	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	36	06/21/24	$1,902	$(48,347)

Schedule of Investments (unaudited) (continued)	iShares® MSCI Peru and Global Exposure ETF
May 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$116,206,549	$8,859,096	$—	$125,065,645
Short-Term Securities
Money Market Funds	200,000	—	—	200,000
	$116,406,549	$8,859,096	$—	$125,265,645
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(48,347)	$—	$—	$(48,347)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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